Note 13 - Employee Benefits (Details) - ESOP Share Allocation (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
ESOP Share Allocation [Abstract]
Shares held by participants beginning of the year	347,887	350,539	339,991
Shares allocated to participants	$ 24,317	$ 24,317	$ 24,378
Shares purchased	0	9	2,353
Shares distributed to participants	(36,180)	(26,978)	(16,183)
Shares held by participants end of year	336,024	347,887	350,539
Unreleased shares beginning of the year	352,757	377,074	401,452
Shares released during year	(24,317)	(24,317)	(24,378)
Unreleased shares end of year	328,440	352,757	377,074
Total ESOP shares end of year	664,464	700,644	727,613
Fair value of unreleased shares at December 31	$ 4,072,656	$ 3,728,641	$ 1,308,447